GEOGRAPHIC AND RELATED INFORMATION - Revenues and Identifiable Assets by Geographic Areas (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services	$ 386,820	$ 245,268
Identifiable Assets	86,949	67,984
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services	107,515	29,335
Identifiable Assets	68,118	41,929
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services	20,289	73,863
Identifiable Assets	5,722	7,919
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services	127,804	103,198
Identifiable Assets	73,840	49,848
Peru
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services	117,829	44,637
Identifiable Assets	3,448	1,581
Colombia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services	68,415	60,159
Identifiable Assets	7,877	13,101
Bolivia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services	60,080	7,016
Identifiable Assets	558	1,127
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services	11,942	210
Identifiable Assets	134	40
South America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services	258,266	112,022
Identifiable Assets	12,017	15,849
Southeast Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services	750	30,048
Identifiable Assets	1,092	2,287
Excluding United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services	279,305	215,933
Identifiable Assets	$ 18,831	$ 26,055